Accrued Expenses and Other Current Liabilities	12 Months Ended
Feb. 28, 2018
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
5.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As at
	February 28, 2017	February 28, 2018
	RMB	RMB	USD
Accrued employee payroll and welfare benefits	2,923	7,321	1,157
Payable for donation (1)	10,000	5,000	790
Deposits received from network partners	—	2,400	379
Other taxes payable (2)	17,444	2,517	398
Payable for investments and acquisitions	1,247	—	—
Professional service fee payable	—	3,528	558
Dividends payable	—	3,677	581
Others	636	4,778	756
Total	32,250	29,221	4,619

(1)

As of February 28, 2017 and 2018, RMB10,000 and RMB5,000 (US$790) have been accrued as marketing expenses, respectively, according to the commitment with Shanghai East Normal University Education Development Fund for public welfare donation purpose. Detail commitment schedule refer to Note 12.

(2)	Other taxes payable consists of value added tax payable, withholding individual tax payable and other tax payable.